RISK MANAGEMENT - Structural interest rate risk - Results of NIM and EVE Shocks (Details) - Interest rate risk [member] - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Banco de Bogota S.A. | Parallel Upward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	$ (1,598,433)	$ (1,216,132)
Banco de Bogota S.A. | Parallel Downward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	640,311	311,377
Banco de Bogota S.A. | Steepener Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(92,600)	133,630
Banco de Bogota S.A. | Flattener Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(749,886)	(657,975)
Banco de Bogota S.A. | Short Rates Upward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(1,005,023)	(692,773)
Banco de Bogota S.A. | Short Rates Downward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	244,956	135,650
Banco de Occidente S.A. | Parallel Upward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(341,331)	(173,433)
Banco de Occidente S.A. | Parallel Downward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(95,121)	(268,506)
Banco de Occidente S.A. | Steepener Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	109,053	130,669
Banco de Occidente S.A. | Flattener Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(259,220)	(274,802)
Banco de Occidente S.A. | Short Rates Upward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(255,114)	(135,435)
Banco de Occidente S.A. | Short Rates Downward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	3,285	67,438
Banco Popular S.A. | Parallel Upward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(362,219)	(408,513)
Banco Popular S.A. | Parallel Downward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	183,092	126,470
Banco Popular S.A. | Steepener Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	96,296	64,031
Banco Popular S.A. | Flattener Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(145,824)	(199,153)
Banco Popular S.A. | Short Rates Upward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(266,231)	(255,127)
Banco Popular S.A. | Short Rates Downward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	169,429	83,960
Banco AV Villas | Parallel Upward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(155,062)	(73,388)
Banco AV Villas | Parallel Downward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	13,969	(44,814)
Banco AV Villas | Steepener Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	38,056	53,457
Banco AV Villas | Flattener Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(110,853)	(118,104)
Banco AV Villas | Short Rates Upward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(114,476)	(51,821)
Banco AV Villas | Short Rates Downward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	38,071	$ 9,886
Banco de Bogot, Consolidated [Member] | Parallel Upward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(1,654,667)
Banco de Bogot, Consolidated [Member] | Parallel Downward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	704,940
Banco de Bogot, Consolidated [Member] | Steepener Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(93,334)
Banco de Bogot, Consolidated [Member] | Flattener Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(761,522)
Banco de Bogot, Consolidated [Member] | Short Rates Upward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(1,037,879)
Banco de Bogot, Consolidated [Member] | Short Rates Downward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	275,954
Banco de Occidente, Consolidated [Member] | Parallel Upward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(361,923)
Banco de Occidente, Consolidated [Member] | Parallel Downward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(48,693)
Banco de Occidente, Consolidated [Member] | Steepener Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	93,238
Banco de Occidente, Consolidated [Member] | Flattener Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(240,949)
Banco de Occidente, Consolidated [Member] | Short Rates Upward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(252,959)
Banco de Occidente, Consolidated [Member] | Short Rates Downward Shock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	$ (3,693)